As filed with the Securities and Exchange Commission on December 14, 2004


                     Registration Nos. 2-69062 and 811-3091

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    / X /
Pre-Effective Amendment No.                                                /   /
Post-Effective Amendment No. 31                                            / X /

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            /   /
Amendment No.                                                              /   /


                         Merrill Lynch Series Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

                                  P.O. Box 9011
                        Princeton, New Jersey 08543-9011
        (Address of Registrant's Principal Executive Offices) (Zip Code)

                                 (609) 282-2800
              (Registrant's Telephone Number, including Area Code)

                                 Terry K. Glenn
                         Merrill Lynch Series Fund, Inc.
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536
                     (Name and Address of Agent for Service)

                                   Copies to:

    Margery K. Neale, Esq.                       Andrew J. Donohue, Esq.
   SHEARMAN & STERLING LLP               MERRILL LYNCH INVESTMENT MANAGERS, L.P.
     599 Lexington Avenue                  P.O. Box 9011 Princeton, New Jersey
New York, New York 10022-6069                          08543-9011

It is proposed that this filing will become effective (check appropriate box):

             immediately upon filing pursuant to paragraph (b) of Rule 485
         ---
          X  on December 22, 2004 pursuant to paragraph (b) of Rule 485
         ---
             60 days after filing pursuant to paragraph (a)(1) of Rule 485
         ---
             on (date) pursuant to paragraph (a)(1) of Rule 485
         ---
             75 days after filing pursuant to paragraph (a)(2) of Rule 485
         ---
             on (date) pursuant to paragraph (a)(2) of Rule 485
         ---

If appropriate, check the following box:

          X this post-effective amendment designates a new effective date for --- a previously filed post-effective amendment

This amendment consists of the following:

         (1) Facing Sheet of the Registration Statement;
         (2) Text stating purpose of amendment and incorporating by reference from previous filing; and
         (3) Signature page.

Merrill Lynch Series Fund, Inc. (the "Registrant") is submitting this post-effective amendment No. 31 for the sole purpose of designating a new effective date for a previously filed post-effective amendment pursuant to Rule 485(a), which has not yet become effective. The Registrant intends to file a post-effective amendment pursuant to Rule 485(b) prior to the new proposed date of effectiveness shown on the Facing Sheet. That amendment will include any text and exhibits omitted from the original amendment filed pursuant to Rule 485(a).

This amendment incorporates by reference post-effective amendment No. 30 which was filed on October 1, 2004.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 14th day of December, 2004.

                               MERRILL LYNCH SERIES FUND, INC.
                               (Registrant)

                               By:              /s/ Donald C. Burke
                                   ---------------------------------------------
                                   Donald C. Burke, Vice President and Treasurer

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the date indicated.

Name                   Title                                          Date
----                   -----                                          ----

        *              President (Principal Executive Officer)
Terry K. Glenn         and Director

        *
Donald C. Burke        Senior Vice President and Treasurer
                       (Principal Financial and Accounting Officer)

        *
Donald W. Burton       Director

        *
M. Colyer Crum         Director

        *
Laurie Simon Hodrick   Director

        *
David H. Walsh         Director

        *
Fred G. Weiss          Director

* This Registration Statement has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.

*    By: /s/ Donald C. Burke                                   December 14, 2004
         -------------------------
         Donald C. Burke
         Attorney-in-Fact